4. CONVERTIBLE NOTES AND NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of debt
								Related Party		Non Related Party
Date of Issuance	Maturity Date	Interest Rate	In Default	Original Principal	Principal at December 31, 2018	Discount at December 31, 2018	Carrying Amount at December 31, 2018	Current	Long-Term	Current	Long-Term
12/12/06	01/05/13	6.25%	Yes	58,670	9,379	—	9,379	—	—	9,379	—
12/01/07	09/01/15	7.00%	Yes	125,000	85,821	—	85,821	—	—	85,821	—
09/25/09	10/25/11	5.00%	Yes	50,000	50,000	—	50,000	—	—	50,000	—
12/23/09	12/23/14	7.00%	Yes	100,000	94,480	—	94,480	—	—	94,480	—
12/23/09	12/23/14	7.00%	Yes	25,000	23,619	—	23,619	—	—	23,619	—
12/23/09	12/23/14	7.00%	Yes	25,000	23,620	—	23,620	—	—	23,620	—
02/10/18	12/31/18	10.00%	Yes	1,000,000	1,000,000	—	1,000,000		—	1,000,000	—
08/15/13	10/31/23	10.00%	No	525,000	158,334	—	158,334	—	—	—	158,334
12/31/13	12/31/15	8.00%	Yes	290,000	130,000	—	130,000	—	—	130,000	—
04/01/14	12/31/18	10.00%	Yes	2,265,000	1,102,500	—	1,102,500	1,102,500	—	—	—
12/22/14	03/31/15	22.00%*	Yes	200,000	200,000	—	200,000	—	—	200,000	—
12/26/14	12/26/15	22.00%*	Yes	100,000	100,000	—	100,000	—	—	100,000	—
03/12/15	(1)	6.00%	No	394,380	394,380	—	394,380	394,380	—	—	—
04/07/15	04/17/18	10.00%	Yes	50,000	50,000	—	50,000	—	—	50,000	—
11/23/15	(1)	6.00%	No	50,000	50,000	—	50,000	50,000	—	—	—
02/25/16	(1)	6.00%	No	50,000	50,000	—	50,000	50,000	—	—	—
05/20/16	(1)	6.00%	No	50,000	50,000	—	50,000	50,000	—	—	—
10/20/16	(1)	6.00%	No	50,000	12,500	—	12,500	12,500	—	—	—
10/20/16	(1)	6.00%	No	12,500	12,500	—	12,500	12,500	—	—	—
12/21/16	(1)	6.00%	No	25,000	25,000	—	25,000	25,000	—	—	—
03/09/17	(1)	10.00%	No	200,000	177,000	—	177,000	177,000	—	—	—
07/13/17	07/13/19	6.00%	No	25,000	25,000	—	25,000	—	—	25,000	—
07/18/17	07/18/19	6.00%	No	25,000	25,000	—	25,000	—	—	25,000	—
07/26/17	07/26/19	6.00%	No	15,000	15,000	—	15,000	—	—	15,000	—
07/27/17	07/27/19	6.00%	No	15,000	15,000	—	15,000	—	—	15,000	—
12/20/17	(2)	10.00%	Yes**	979,156	979,156	24,435	954,721	—	—	954,721	—
11/06/17	12/31/18	10.00%	Yes	646,568	612,093	—	612,093	612,093	—	—	—
02/19/18	(3)	18.00%*	Yes	629,451	629,451	—	629,451	—	—	629,451	—
09/19/18	09/28/21	6.00%	No	10,000	10,000	—	10,000	—	—	—	10,000
12/14/18	12/22/18	24.00%*	Yes	524,373	524,373	—	524,373	—	—	524,373	—
Totals				$8,515,098	$6,634,206	$24,435	$6,609,771	$2,485,973	$—	$3,955,464	$168,334

(1) Maturity date is 90 days after demand.

(2) Bridge loans were issued at dates between December 2017 and May 2018. Principal is due on the earlier of 18 months from the anniversary date or the completion of L2 financing with a gross proceeds of a minimum of $1.5 million.

(3) L2 - Note was drawn down in five traunches between 02/16/18 and 05/02/18.

** Partially in default as of December 31, 2018

* Default interest rate

								Related Party		Non Related Party
Date of Issuance	Maturity Date	Interest Rate	In Default	Original Principal	Principal at December 31, 2017	Discount at December 31 2017	Carrying Amount at December 31, 2017	Current	Long-Term	Current	Long-Term
12/12/06	01/05/13	6.25%	Yes	58,670	12,272	—	12,272	—	—	12,272	—
12/01/07	09/01/15	7.00%	Yes	125,000	85,821	—	85,821	—	—	85,821	—
09/25/09	10/25/11	5.00%	Yes	50,000	50,000	—	50,000	—	—	50,000	—
12/23/09	12/23/14	7.00%	Yes	100,000	94,480	—	94,480	—	—	94,480	—
12/23/09	12/23/14	7.00%	Yes	25,000	23,619	—	23,619	—	—	23,619	—
12/23/09	12/23/14	7.00%	Yes	25,000	23,620	—	23,620	—	—	23,620	—
02/03/12	12/31/18	10.00%	No	1,000,000	1,000,000	—	1,000,000	1,000,000	—	—	—
08/15/13	10/31/23	10.00%	No	525,000	158,334	—	158,334	—		—	158,334
12/31/13	12/31/15	8.00%	Yes	290,000	130,000	—	130,000	130,000	—	—	—
04/01/14	12/31/18	10.00%	No	2,265,000	1,137,500	—	1,137,500	1,137,500	—	—	—
12/22/14	03/31/15	22.00%*	Yes	200,000	200,000	—	200,000	—	—	200,000	—
12/26/14	12/26/15	22.00%*	Yes	100,000	100,000	—	100,000	—	—	100,000	—
03/12/15	(1)	6.00%	No	394,380	394,380	—	394,380	394,380	—	—	—
04/07/15	04/17/18	10.00%	No	50,000	50,000	—	50,000	—	—	50,000
11/23/15	(1)	6.00%	No	50,000	50,000	—	50,000	50,000	—	—	—
02/25/16	(1)	6.00%	No	50,000	50,000	—	50,000	50,000	—	—	—
05/20/16	(1)	6.00%	No	50,000	50,000	—	50,000	50,000	—	—	—
10/20/16	(1)	6.00%	No	50,000	12,500	—	12,500	12,500	—	—	—
10/20/16	(1)	6.00%	No	12,500	12,500	—	12,500	12,500	—	—	—
12/21/16	(1)	6.00%	No	25,000	25,000	—	25,000	25,000	—	—	—
03/09/17	(1)	10.00%	No	200,000	177,000	—	177,000	177,000	—	—	—
07/13/17	07/13/19	6.00%	No	25,000	25,000	—	25,000	—	—	—	25,000
07/18/17	07/18/19	6.00%	No	25,000	25,000	—	25,000	—	—	—	25,000
07/26/17	07/26/19	6.00%	No	15,000	15,000	—	15,000	—	—	—	15,000
07/27/17	07/27/19	6.00%	No	15,000	15,000	—	15,000	—	—	—	15,000
12/20/17	(2)	10.00%	No	490,000	490,000	41,044	448,956	—	—	—	448,956
11/06/17	(3)	10.00%	No	646,568	641,568	—	641,568	641,568	—	—	—
Totals					$5,048,594	$41,044	$5,007,550	$3,680,448	$—	$639,812	$687,290

(1) Maturity date is 90 days after demand.

(2) Bridge loans were issued at dates between December 2017 and May 2018. Principal is due on the earlier of 18 months from the anniversary date or the completion of L2 financing with a gross proceeds of a minimum of $1.5 million.

(3) Principal and accrued interest will be due and payable at the earliest of A) resolution of Memphis litigation; B) December 31, 2018 , or C) when OTE is able to pay.

* Default interest rate.

Minimum principal payments of notes payable
2019	$6,441,437
2020	—
2021	10,000
2022 and thereafter	158,334
Total	$6,609,771